Fair Value Measurement - Schedule of Fair Value Hierarchy (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Fair Value Hierarchy [Line Items]
Warrant liabilities	¥ 467	$ 64	¥ 5,383
Fair Value, Inputs, Level 1 [Member]
Schedule of Fair Value Hierarchy [Line Items]
Warrant liabilities
Fair Value, Inputs, Level 2 [Member]
Schedule of Fair Value Hierarchy [Line Items]
Warrant liabilities
Fair Value, Inputs, Level 3 [Member]
Schedule of Fair Value Hierarchy [Line Items]
Warrant liabilities	¥ 467		¥ 5,383